UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name: Manor Road Capital Partners, LLC

Address:    900 Third Ave, Suite 1001
            New York, NY  10022


13F File Number: 028-15269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: Tony Miller
Title:  COO/CFO
Phone: 212-257-4302


Signature, Place and Date of Signing:


/s/ Tony Miller                New York, NY                   May 15, 2013
-----------------         ---------------------          -----------------------
   [Signature]                [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       15

Form 13F Information Table Value Total:    $360,555
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.       Form 13F File Number           Name
---       --------------------           -------------------------------------
1         028-15270                      Manor Road Investment Partners II, LP

2         028-15272                      Manor Road Investment Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                  Manor Road Capital Partners, LLC
                                                           March 31, 2013


COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6     COLUMN 7        COLUMN 8
--------------                -----------  ---------  -------- ---------------------  --------------  --------  --------------------
                                 TITLE                 VALUE     SHS OR    SH/  PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL    DISCRETION      MGRS     SOLE    SHARED NONE
--------------                -----------  ---------  -------- ----------  ---  ----  --------------  --------  -------- ------ ----
ADVANCE AUTO PARTS INC        COM          00751Y106   16,530     200,000  SH         SHARED-DEFINED    1,2      200,000
AFC ENTERPRISES INC           COM          00104Q107    4,178     115,000  SH         SHARED-DEFINED    1,2      115,000
ARBITRON INC                  COM          03875Q108    3,515      75,000  SH         SHARED-DEFINED    1,2       75,000
COINSTAR INC                  COM          19259P300   11,684     200,000  SH         SHARED-DEFINED    1,2      200,000
DUN & BRADSTREET CORP DEL NE  COM          26483E100   32,624     390,000  SH         SHARED-DEFINED    1,2      390,000
ISHARES TR                    RUSSELL 2000 464287655   56,658     600,000       PUT   SHARED-DEFINED    1,2      600,000
LIBERTY GLOBAL INC            COM SER C    530555309   17,158     250,000  SH         SHARED-DEFINED    1,2      250,000
PRESTIGE BRANDS HLDGS INC     COM          74112D101   39,820   1,550,000  SH         SHARED-DEFINED    1,2    1,550,000
ROCKWOOD HLDGS INC            COM          774415103    8,180     125,000  SH         SHARED-DEFINED    1,2      125,000
SAUER-DANFOSS INC             COM          804137107    1,753      30,000  SH         SHARED-DEFINED    1,2       30,000
SPDR S&P 500 ETF TR           TR UNIT      78462F103   94,002     600,000       PUT   SHARED-DEFINED    1,2      600,000
U S SILICA HLDGS INC          COM          90346E103    6,367     270,000  SH         SHARED-DEFINED    1,2      270,000
VERISIGN INC                  COM          92343E102   20,562     435,000  SH         SHARED-DEFINED    1,2      435,000
VIRGIN MEDIA INC              COM          92769L101   35,748     730,000  SH         SHARED-DEFINED    1,2      730,000
WESCO AIRCRAFT HLDGS INC      COM          950814103   11,776     800,000  SH         SHARED-DEFINED    1,2      800,000









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